Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share
Schedule of basic and diluted earnings per share

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net income attributable to ordinary shareholders in computing basic and diluted earnings per share	5,674,145	4,312,213	4,754,827
Shares (Denominator):
Weight average ordinary shares outstanding—basic	784,007,583	796,097,532	819,961,265
Plus:
Incremental weighted-average ordinary shares from assumed exercise of ordinary share units and restricted share units using the treasury stock method	323,537	49,972	—
Weight average ordinary shares outstanding—diluted	784,331,120	796,147,504	819,961,265
Earnings per share—basic	7.24	5.42	5.80
Earnings per share—diluted	7.23	5.42	5.80